September 24, 2021
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide Life Insurance Company
Registration Statement(s) filed on Form N-4
Nationwide Variable Account - II
BOA IV	002-75059
BOA America's VISION Annuity	033-67636
BOA America's FUTURE Annuity II	333-103093
Nationwide Destination All American Gold	333-103094
BOA Achiever Annuity	333-103095
BOA Future Venue Annuity	333-104513
Nationwide Destination C	333-104511
BOA Elite Venue Annuity	333-104512
Nationwide Destination B	333-160635
Nationwide Destination L	333-151990
Nationwide Destination EV (2.0)	333-177316
Nationwide Destination EV NY (2.0)	333-177319
Nationwide Destination B (2.0)	333-177439
Nationwide Destination B NY (2.0)	333-177441
Nationwide Destination L (2.0)	333-177581
Nationwide Destination L NY (2.0)	333-177582
Nationwide Destination Navigator (2.0)	333-177934
Nationwide Destination Navigator NY (2.0)	333-177938
Nationwide Destination All American Gold (2.0)	333-177729
Nationwide Destination All American Gold NY (2.0)	333-177731
Nationwide Destination Architect 2.0	333-182494
Nationwide Variable Account - 4
America's marketFLEX II Annuity	333-135650
America's marketFlex Edge Annuity	333-135650
America's marketFLEX Advisor Annuity	333-140812
Nationwide Destination Freedom+ Variable Annuity	333-201820
Nationwide Variable Account - 9
BOA America's Future Annuity	333-28995
BOA V	333-56073
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-4 that:
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

(1)	the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
(2)	the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at (614) 677-8212 with any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Stephen M. Jackson
Stephen M. Jackson
Senior Counsel
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies